Nature of Business and Summary of Significant Accounting Policies - Additional Information (Detail)				1 Months Ended	6 Months Ended	12 Months Ended					18 Months Ended
		Feb. 04, 2015 USD ($)	Dec. 20, 2012 Person VotingRight	Jun. 30, 2015 USD ($)	Dec. 31, 2016 USD ($) Person	Dec. 31, 2016 USD ($) Person Property Customer	Dec. 31, 2015 USD ($) Property Customer		Dec. 31, 2014 USD ($) Property Customer		Jun. 30, 2016 USD ($)	Jan. 01, 2016 USD ($)	Jul. 01, 2015 USD ($)
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Aggregate maximum commitment amount	[1]				$ 3,117,282,000	$ 3,117,282,000
Foreign currency exchange gains (losses)						188,000	$ 221,000		$ 67,000
Increase in depreciation expense						25,126,000	10,519,000
One-time charge for containers						$ 4,402,000	931,000
Estimated residual value				$ 1,650,000
Overall fleet utilization percentage						94.20%
Exceeded carrying value of containers held for use					718,547,000	$ 718,547,000
Decrease in utilization of material						5.00%
Percentage of decrease in sales price						10.00%
Container impairment						$ 94,623,000	35,345,000	[2],[3],[4]	13,108,000	[2],[3],[4]
Containers held for sale					$ 25,513,000	$ 25,513,000	43,245,000	[5]
Minimum likelihood of tax benefits being recognized					50.00%	50.00%
Prepaid expenses and other current assets					$ 13,584,000	$ 13,584,000	8,385,000	[5]
Other assets					8,075,000	8,075,000	6,988,000	[5]
Debt issuance cost					5,969,000	5,969,000	5,853,000		12,490,000
Amortization of debt issuance costs						9,465,000	7,158,000		10,044,000
Write off of unamortized debt issuance cost				160,000		0
Direct container expenses paid in various foreign currencies						$ 22,642,000	$ 12,700,000		$ 13,442,000
Percentage of direct container expenses paid in various foreign currencies						36.00%	27.00%		28.00%
Total fleet's leasing billing						$ 498,189,000	$ 544,278,000	[2],[4]	$ 565,005,000	[2],[4]
Share-based compensation expense						6,573,000	7,743,000	[3]	7,499,000	[3]
Notional amount of interest rate swaps and caps					1,915,963,000	1,915,963,000
Fair value of liability					1,204,000	1,204,000	3,412,000
Fair value of asset					4,816,000	4,816,000	814,000
Credit valuation adjustment					87,000	87,000	97,000
Unrealized gains (losses) on interest rate swaps, collars and caps, net						6,210,000	(1,947,000)	[2],[3],[4]	1,512,000	[2],[3],[4]
Fair value of net investment in direct financing and sales-type leases					235,769,000	235,769,000	318,040,000
Net investment in direct financing and sales-type leases					237,234,000	237,234,000	331,792,000	[6]
Fair value of long-term debt					2,991,396,000	2,991,396,000	3,016,301,000
Long-term debt					3,038,297,000	3,038,297,000	3,023,548,000
Deferred taxes					1,385,000	1,385,000	1,203,000	[5]
Fair Value, Inputs, Level 2
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Notional amount of interest rate swaps and caps					$ 1,915,963,000	1,915,963,000
Stock Options And Restricted Stock Units | Stock Incentive Plan 2007
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Share-based compensation expense						$ 6,573,000	$ 7,743,000		$ 7,499,000
Lease Rental Income | Hanjin Shipping Co.
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Percentage of company's accounts receivable					20.10%	20.10%	8.10%
Lease Rental Income | Customer Concentration Risk | CMA-CGM S.A.
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Percentage of lease rental income						14.00%	11.00%		10.60%
Percentage of company's accounts receivable					9.20%	9.20%	9.30%
Lease Rental Income | Customer Concentration Risk | Mediterranean Shipping Company S.A.
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Percentage of lease rental income						12.00%	10.40%		9.70%
Percentage of company's accounts receivable					9.00%	9.00%	9.70%
Total Fleet Lease Rental Income
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Number of customers having containers on-hire | Customer						320
Number of customer accounted for over 10% of lease rental income | Customer						0	0		0
Total Fleet Lease Rental Income | Non United States Customers
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Percentage of company's accounts receivable					95.00%	95.00%	97.20%
Percentage of company's finance lease receivable						99.80%	99.90%
Total Fleet Lease Rental Income | Customer Concentration Risk | CMA-CGM S.A.
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Percentage of lease rental income						15.40%	12.20%		11.80%
Total fleet's leasing billing						$ 82,500,000	$ 74,800,000		$ 72,800,000
Total Fleet Lease Rental Income | Customer Concentration Risk | Mediterranean Shipping Company S.A.
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Percentage of lease rental income						13.60%	11.90%		11.20%
Total fleet's leasing billing						$ 73,000,000	$ 72,900,000		$ 69,200,000
Total Fleet Lease Rental Income | Customer Concentration Risk | Five Largest Customers
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Percentage of lease rental income						48.10%	40.30%		38.20%
Total Fleet Lease Rental Income | Customer Concentration Risk | Twenty Five Largest Container Lessees
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Percentage of lease rental income						78.90%	77.40%		74.70%
TMCL IV Secured Debt Facility
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Aggregate maximum commitment amount					$ 159,298,000	$ 159,298,000
Write off of unamortized debt issuance cost		$ 298,000					$ 298,000
TMCL II Secured Debt Facility
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Aggregate maximum commitment amount					959,744,000	959,744,000
Write off of unamortized debt issuance cost									$ 390,000
TMCL Secured Debt Facility
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Write off of unamortized debt issuance cost									6,424,000
Accounting Standards Update 2015-03 and 2015-15
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Debt issuance cost												$ 19,900,000
Prepaid expenses and other current assets												7,147,000
Other assets												$ 12,753,000
Adjustments for New Accounting Principle, Early Adoption
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Deferred taxes							1,203,000
Dry Containers Other Than Open Top And Flat Rack Containers, 40' High Cube
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Estimated residual value				$ 1,650,000	$ 1,300,000	1,300,000					$ 1,450,000 [7]		$ 1,450,000
Estimated useful lives					13 years						13 years
Exceeded carrying value of containers held for use					$ 184,572,000	184,572,000
Containers Unrecoverable in Lessees Default
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Container impairment						5,207,000	697,000
Container Unrecoverable in Lessees Insolvency
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Container impairment						812,000	1,968,000
Container Unrecoverable in Lessees Bankruptcy
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Container impairment						22,149,000
Containers for Sale
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Container impairment						$ 66,455,000	$ 32,680,000		$ 11,457,000
Number of container held for sale | Property						112,914,000	97,506,000		35,953,000
Containers Held for Sale
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Container impairment						$ 15,332,000	$ 15,858,000
Number of container held for sale | Property						26,600,000	38,983,000
Containers held for sale					$ 19,230,000	$ 19,230,000	$ 32,153,000
Minimum
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Intangible assets, contract terms						11 years
Long term lease period						3 years
Estimated useful lives						3 years
Minimum | Operating Leases
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Contracts typical term						3 years
Contracts term						1 year
Minimum | VME
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Percentage of owned voting interest in the entity					50.00%	50.00%
Maximum
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Cash and cash equivalents, original maturity period						3 months
Intangible assets, contract terms						13 years
Long term lease period						5 years
Estimated useful lives						7 years
Maximum | Operating Leases
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Contracts typical term						5 years
Contracts term						8 years
TL
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Ownership percentage in TW Container Leasing, Ltd.			50.10%		25.00%	25.00%
Number of board of directors seats | Person			2		2	2
Common stock, voting rights | VotingRight			2
Percentage of capital contributions					25.00%	25.00%
TL | Minimum
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Number of required approvals from Company board of directors for any action by the board of directors | Person					1	1
Tap Funding Limited
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Ownership percentage in TW Container Leasing, Ltd.			49.90%
Number of board of directors seats | Person			1
Common stock, voting rights | VotingRight			1
TW
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Net investment in direct financing and sales-type leases					$ 133,991,000	$ 133,991,000	$ 181,870,000
TW | Credit Facility
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Aggregate maximum commitment amount					$ 300,000	$ 300,000
TW | Maximum | Credit Facility
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Percentage of book value of net investment in direct financing leases to be financed					90.00%	90.00%
WFC
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Ownership percentage in TW Container Leasing, Ltd.					75.00%	75.00%
Number of board of directors seats | Person					6	6
Percentage of capital contributions					75.00%	75.00%

[1]	Future scheduled payments for all debts exclude prepaid debt issuance costs in an aggregate amount of $16,404.
[2]	Amounts for the years ended December 31, 2015 and 2014 have been restated for immaterial corrections of identified errors pertaining to the classification of certain leases (see Note 2 “Immaterial Correction of Errors in Prior Periods”).
[3]	Certain amounts for the years ended December 31, 2015 and 2014 have been restated for immaterial corrections of identified errors pertaining to the classification of certain leases (see Note 2 "Immaterial Correction of Errors in Prior Periods").
[4]	Certain amounts for the years ended December 31, 2015 and 2014 have been restated for immaterial corrections of identified errors pertaining to the classification of certain leases (see Note 2 “Immaterial Correction of Errors in Prior Periods”).
[5]	Certain amounts as of December 31, 2015 have been restated for immaterial corrections of identified errors pertaining to the classification of certain leases (see Note 2 "Immaterial Correction of Errors in Prior Periods").
[6]	Amounts as of December 31, 2015 have been restated for immaterial corrections of identified errors pertaining to the classification of certain leases (see Note 2 “Immaterial Correction of Errors in Prior Periods”).
[7]	For the six months ended June 30, 2015, the estimated residual value of 40' high cube dry containers was $1,650.